Business Combinations - Purchase Price Allocation to Assets Acquired and Liabilities Assumed of MOL IPS (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Aug. 01, 2021
Disclosure of detailed information about business combination [line items]
Goodwill on acquisition	$ 356,350	$ 353,645
MOL IPS [member]
Disclosure of detailed information about business combination [line items]
Total assets	3,981
Less: Total liabilities	(2,321)
Net assets acquired	1,660
Less: Purchase consideration	(2,958)		$ (2,958)
Goodwill on acquisition	$ 1,298